ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE	12 Months Ended
Dec. 31, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE	ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE
A number of new accounting standards and amendments are effective for annual reporting periods beginning after January 1, 2025 and earlier application is permitted. However, the Company has not early adopted the following new or amended accounting standards in preparing these consolidated financial statements.
4.1 IFRS 18 - Presentation and Disclosure of Financial Statements
IFRS 18 will replace IAS 1 - Presentation of Financial Statements and applies for annual reporting periods beginning on or after January 1, 2027. The new accounting standard introduces the following key new requirements:
✈Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly-defined operating profit subtotal. Entities’ net profit will not change.
✈Management‑defined performance measures are disclosed in a single note to in the financial statements.
✈Enhanced guidance is provided on how to group information in the financial statements.
✈Entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.
The Company is still in the process of assessing the impact of the new standard on the primary financial statements and the notes. The initial expected impacts include:
✈Operating profit will be affected by foreign exchange differences arising from items of an operating nature, such as trade receivables, suppliers and trade payables, as well as by the results of derivative instruments entered into to mitigate risks that affect operating profit.
✈Operating profit will no longer include the results of investments accounted for using the equity method.
✈Interest received and interest paid will be classified within investing activities and financing activities, respectively, in the statement of cash flows.
Management concluded that the Company does not have, as its main business activity, the investment in certain types of assets, nor the provision of financing to customers.
Additionally, based on the analyses performed, Management determined that classifying and presenting operating expenses predominantly according to their function within the Company will provide a more useful and structured summary of the information.
4.2 Other accounting standards
The following new and amended accounting standards are not expected to have a significant impact on the Company’s consolidated financial statements:
Applicable to annual reporting periods beginning on or after January 1, 2026.
✈Contracts referencing nature-dependent electricity (amendments to IFRS 7 and IFRS 9).
✈Classification and measurement of financial instruments (amendments to IFRS 7 and IFRS 9).
✈Annual improvements to IFRS Accounting Standards - volume 11.
Applicable to annual reporting periods beginning on or after January 1, 2027.
✈Subsidiaries without public accountability: disclosures (IFRS 19).
✈Translation of a hyperinflationary presentation currency (amendments to IAS 21).